iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Northrop Grumman Corp. ................... 230 $ 111,895
RTX Corp. ............................. 317 39,983
151,878
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 393 35,063
Expeditors International of Washington, Inc. ....... 166 18,245
53,308
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A .......... 5 8,896
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 1,092 79,225
Keurig Dr Pepper, Inc. ..................... 438 15,150
PepsiCo, Inc. ........................... 561 76,060
170,435
a
Biotechnology  —  4 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 105 27,640
Amgen, Inc. ............................ 99 28,801
Gilead Sciences, Inc. ...................... 1,280 136,372
Incyte Corp.
(a)
........................... 320 20,051
Regeneron Pharmaceuticals, Inc. .............. 75 44,907
Vertex Pharmaceuticals, Inc.
(a)
................ 266 135,527
393,298
a
Broadline Retail  —  0 .6%
MercadoLibre, Inc.
(a)
....................... 20 46,617
a
Building Products  —  1 .2%
Johnson Controls International PLC ............ 51 4,279
Trane Technologies PLC .................... 258 98,894
103,173
a
Capital Markets  —  2 .6%
Cboe Global Markets, Inc. ................... 351 77,852
CME Group, Inc. , Class A ................... 164 45,441
Intercontinental Exchange, Inc. ............... 28 4,703
S&P Global, Inc. ......................... 184 92,009
220,005
a
Chemicals  —  0 .8%
Ecolab, Inc. ............................ 237 59,589
Linde PLC ............................. 20 9,064
68,653
a
Commercial Services & Supplies  —  2 .6%
Republic Services, Inc. ..................... 72 18,054
Veralto Corp. ............................ 829 79,501
Waste Management, Inc. .................... 509 118,780
216,335
a
Communications Equipment  —  3 .5%
Cisco Systems, Inc. ....................... 2,234 128,969
F5, Inc.
(a)
.............................. 45 11,913
Juniper Networks, Inc. ..................... 1,105 40,133
Motorola Solutions, Inc. .................... 266 117,144
298,159
a
Construction Materials  —  0 .7%
CRH PLC .............................. 656 62,596
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .4%
Kroger Co. (The) ......................... 1,625 $ 117,341
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 2,888 26,570
a
Distributors  —  0 .3%
LKQ Corp. ............................. 686 26,212
a
Diversified Telecommunication Services  —  1 .9%
AT&T, Inc. .............................. 1,537 42,575
Verizon Communications, Inc. ................ 2,630 115,878
158,453
a
Electric Utilities  —  0 .9%
Eversource Energy ....................... 561 33,368
Exelon Corp. ............................ 116 5,440
NextEra Energy, Inc. ...................... 560 37,453
76,261
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 143 20,792
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 683 99,096
a
Financial Services  —  3 .2%
Fiserv, Inc.
(a)
............................ 136 25,102
Jack Henry & Associates, Inc. ................ 66 11,446
Mastercard, Inc. , Class A .................... 234 128,246
Visa, Inc. , Class A ........................ 314 108,487
273,281
a
Food Products  —  3 .5%
General Mills, Inc. ........................ 1,862 105,650
Hormel Foods Corp. ....................... 1,012 30,259
Kellanova .............................. 925 76,562
Kraft Heinz Co. (The) ...................... 952 27,703
McCormick & Co., Inc. , NVS ................. 142 10,886
The Campbell's Company ................... 647 23,590
Tyson Foods, Inc. , Class A .................. 315 19,290
293,940
a
Ground Transportation  —  0 .5%
Old Dominion Freight Line, Inc. ............... 19 2,913
Uber Technologies, Inc.
(a)
................... 526 42,611
45,524
a
Health Care Equipment & Supplies  —  0 .5%
Hologic, Inc.
(a)
........................... 566 32,941
Solventum Corp.
(a)
........................ 108 7,141
40,082
a
Health Care Providers & Services  —  6 .3%
Cardinal Health, Inc. ....................... 94 13,281
Cencora, Inc. ........................... 336 98,337
Cigna Group (The) ........................ 117 39,785
Elevance Health, Inc. ...................... 169 71,078
Humana, Inc. ........................... 95 24,913
McKesson Corp. ......................... 194 138,281
Quest Diagnostics, Inc. ..................... 373 66,476
UnitedHealth Group, Inc. .................... 204 83,934
536,085
a
Health Care REITs  —  1 .3%
Welltower, Inc. ........................... 713 108,797
a

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Hotels, Restaurants & Leisure  —  1 .9%
Flutter Entertainment PLC
(a)
.................. 95 $ 22,894
McDonald's Corp. ........................ 304 97,174
Yum! Brands, Inc. ........................ 257 38,663
158,731
a
Household Products  —  3 .7%
Church & Dwight Co., Inc. ................... 553 54,935
Clorox Co. (The) ......................... 177 25,187
Colgate-Palmolive Co. ..................... 1,118 103,069
Kimberly-Clark Corp. ...................... 353 46,518
Procter & Gamble Co. (The) ................. 540 87,788
317,497
a
Industrial Conglomerates  —  0 .7%
Honeywell International, Inc. ................. 262 55,151
a
Insurance  —  5 .3%
Aon PLC , Class A ........................ 14 4,967
Arthur J Gallagher & Co. .................... 73 23,410
Assurant, Inc. ........................... 75 14,456
Marsh & McLennan Companies, Inc. ............ 549 123,783
Progressive Corp. (The) .................... 506 142,560
Travelers Companies, Inc. (The) ............... 488 128,895
Willis Towers Watson PLC ................... 47 14,467
452,538
a
IT Services  —  5 .5%
Accenture PLC , Class A .................... 326 97,523
Akamai Technologies, Inc.
(a)
.................. 295 23,771
Cognizant Technology Solutions Corp. , Class A ..... 335 24,646
Gartner, Inc.
(a)
........................... 120 50,529
GoDaddy, Inc. , Class A
(a)
.................... 393 74,014
International Business Machines Corp. .......... 627 151,621
VeriSign, Inc.
(a)
.......................... 158 44,575
466,679
a
Machinery  —  0 .5%
CNH Industrial N.V. ....................... 1,660 19,206
Xylem, Inc. ............................. 178 21,462
40,668
a
Metals & Mining  —  0 .9%
Newmont Corp. .......................... 1,479 77,914
a
Multi-Utilities  —  4 .2%
CMS Energy Corp. ........................ 731 53,838
Consolidated Edison, Inc. ................... 1,131 127,520
Dominion Energy, Inc. ...................... 204 11,094
NiSource, Inc. ........................... 122 4,771
Public Service Enterprise Group, Inc. ........... 1,519 121,414
Sempra ............................... 495 36,764
355,401
a
Oil, Gas & Consumable Fuels  —  4 .4%
Cheniere Energy, Inc. ...................... 63 14,560
Chevron Corp. ........................... 186 25,307
Hess Corp. ............................. 769 99,239
Kinder Morgan, Inc. ....................... 3,156 83,003
ONEOK, Inc. ............................ 956 78,545
Phillips 66 .............................. 131 13,632
Targa Resources Corp. ..................... 350 59,815
374,101
a
Pharmaceuticals  —  4 .5%
Bristol-Myers Squibb Co. .................... 396 19,879
Eli Lilly & Co. ........................... 122 109,672
Johnson & Johnson ....................... 553 86,440
Security Shares Value
a
Pharmaceuticals (continued)
Merck & Co., Inc. ......................... 1,342 $ 114,338
Zoetis, Inc. , Class A ....................... 313 48,953
379,282
a
Professional Services  —  2 .2%
Automatic Data Processing, Inc. ............... 418 125,651
Broadridge Financial Solutions, Inc. ............ 195 47,268
Leidos Holdings, Inc. ...................... 62 9,125
182,044
a
Semiconductors & Semiconductor Equipment  —  2 .6%
First Solar, Inc.
(a)
......................... 86 10,820
NVIDIA Corp. ........................... 850 92,582
NXP Semiconductors N.V. ................... 125 23,039
Texas Instruments, Inc. ..................... 598 95,710
222,151
a
Software  —  11 .8%
Adobe, Inc.
(a)
............................ 162 60,747
ANSYS, Inc.
(a)
........................... 105 33,797
Atlassian Corp. , Class A
(a)
................... 50 11,416
Autodesk, Inc.
(a)
.......................... 83 22,763
Cadence Design Systems, Inc.
(a)
.............. 219 65,205
Dynatrace, Inc.
(a)
......................... 274 12,870
Fair Isaac Corp.
(a)
......................... 20 39,794
Gen Digital, Inc. .......................... 991 25,637
HubSpot, Inc.
(a)
.......................... 85 51,977
Intuit, Inc. .............................. 87 54,590
Microsoft Corp. .......................... 281 111,068
Nutanix, Inc. , Class A
(a)
..................... 333 22,877
Oracle Corp. ............................ 329 46,297
PTC, Inc.
(a)
............................. 358 55,479
Roper Technologies, Inc. .................... 208 116,497
Salesforce, Inc. .......................... 200 53,742
ServiceNow, Inc.
(a)
........................ 126 120,331
Synopsys, Inc.
(a)
......................... 54 24,787
Tyler Technologies, Inc.
(a)
................... 15 8,149
Workday, Inc. , Class A
(a)
.................... 257 62,965
1,000,988
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 350 78,894
Equinix, Inc. ............................ 67 57,670
136,564
a
Specialty Retail  —  2 .9%
AutoZone, Inc.
(a)
......................... 11 41,389
Home Depot, Inc. (The) .................... 298 107,426
Lowe's Companies, Inc. .................... 280 62,597
TJX Companies, Inc. (The) .................. 40 5,147
Tractor Supply Co. ........................ 534 27,031
243,590
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Apple, Inc. ............................. 198 42,075
Hewlett Packard Enterprise Co. ............... 393 6,375
NetApp, Inc. ............................ 107 9,603
58,053
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 199 22,055
a
Trading Companies & Distributors  —  1 .8%
Ferguson Enterprises, Inc. ................... 214 36,307
WW Grainger, Inc. ........................ 110 112,674
148,981
a

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services  —  1 .6%
T-Mobile U.S., Inc. ........................ 549 $ 135,576
a
Total Long-Term Investments — 99.7%
(Cost: $ 8,094,077 ) .................................. 8,443,751
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(b) (c)
............................ 20,148 $ 20,148
a
Total Short-Term Securities — 0.2%
(Cost: $ 20,148 ) .................................... 20,148
Total Investments — 99.9%
(Cost: $ 8,114,225 ) .................................. 8,463,899
Other Assets Less Liabilities — 0 .1% ..................... 11,386
Net Assets — 100.0% ................................. $ 8,475,285
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 58,612  $ —  $ (58,593)
(b)
$ (18) $ (1) $ —  —  $ 65
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 18,866  1,282
(b)
—  —  —  20,148  20,148  766  —
$ (18) $ (1)
$ 20,148
$ 831  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 2 06/20/25 $ 20 $ (327)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
ESG MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,443,751 $ — $ — $ 8,443,751
Short-Term Securities
Money Market Funds ...................................... 20,148 — — 20,148
$ 8,463,899 $ — $ — $ 8,463,899
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (327) $ — $ — $ (327)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust